Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Abstract]
Current, Federal	$ 3,935	$ 3,540	$ 6,413
Current, State	1,267	1,629	610
Current, Foreign	170		19
Total current	5,372	5,169	7,042
Deferred, Federal	5,539	7,610	2,421
Deferred, State	431	470	165
Total deferred	5,970	8,080	2,586
Total income tax expense	$ 11,342	$ 13,249	$ 9,628